PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
Summary of property and equipment, net

	June 30,	December 31,
	2025	2024
Property	$1,678,727	$1,627,658
Property improvement	477,586	468,708
Office equipment	142,214	138,800
Vehicles	140,389	137,779
Electronic equipment	108,316	105,151
Less: accumulated depreciation	(857,433)	(760,608)
	$1,689,799	$1,717,488